Consolidated statement of changes in equity	Share capital GBP (£)	Share premium GBP (£)	Merger reserve GBP (£)	Hedging reserve GBP (£)	Retained earnings GBP (£)	USD ($)	GBP (£)
Equity at beginning of period at Jun. 30, 2015	£ 52,000	£ 68,822,000	£ 249,030,000	£ 4,729,000	£ 155,285,000		£ 477,918,000
Comprehensive income (loss)
(Loss)/profit for the year					36,371,000		36,371,000
Cash flow hedges				(58,025,000)			(58,025,000)
Tax (expense)/credit relating to cash flow hedges				20,307,000			20,307,000
Total comprehensive (loss)/income for the year				(37,718,000)	36,371,000		(1,347,000)
Equity-settled share-based payments (note 22)					1,795,000		1,795,000
Dividends paid (note 12)					(20,084,000)	$ (29,501,000)	(20,084,000)
Equity at end of period at Jun. 30, 2016	52,000	68,822,000	249,030,000	(32,989,000)	173,367,000		458,282,000
Comprehensive income (loss)
(Loss)/profit for the year					39,177,000		39,177,000
Cash flow hedges				1,946,000			1,946,000
Tax (expense)/credit relating to cash flow hedges				(681,000)			(681,000)
Total comprehensive (loss)/income for the year				1,265,000	39,177,000		40,442,000
Equity-settled share-based payments (note 22)					2,187,000		2,187,000
Dividends paid (note 12)					(23,295,000)	(29,525,000)	(23,295,000)
Proceeds from shares issued (note 21)	1,000						1,000
Equity at end of period at Jun. 30, 2017	53,000	68,822,000	249,030,000	(31,724,000)	191,436,000		477,617,000
Comprehensive income (loss)
(Loss)/profit for the year					(37,270,000)		(37,270,000)
Cash flow hedges				25,878,000			25,878,000
Tax (expense)/credit relating to cash flow hedges				(21,892,000)			(21,892,000)
Total comprehensive (loss)/income for the year				3,986,000	(37,270,000)		(33,284,000)
Equity-settled share-based payments (note 22)					2,915,000		2,915,000
Dividends paid (note 12)					(21,982,000)	$ (29,555,000)	(21,982,000)
Equity at end of period at Jun. 30, 2018	£ 53,000	£ 68,822,000	£ 249,030,000	£ (27,738,000)	£ 135,099,000		£ 425,266,000